Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and other intangible assets
Capitalized Software Development Cost and Other Intangible Assets

	At December 31, 2012								At December 31, 2013
	Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	~~W~~	29,010	~~W~~	(11,623)	~~W~~	—	~~W~~	17,387	~~W~~	29,558	~~W~~	(16,236)	~~W~~	(779)	~~W~~	12,543
Acquired intangible assets
Product technology		18,536		(11,565)		(4,609)		2,362		18,536		(12,503)		(6,033)		—
IPR&D technology		8,503		—		(8,503)		—		8,503		—		(8,503)		—
Trademarks		520		(350)		—		170		549		(380)		(3)		166
Others		2,204		(690)		(1,026)		488		3,078		(1,089)		(1,989)		—

Total	~~W~~	58,773	~~W~~	(24,228)	~~W~~	(14,138)	~~W~~	20,407	~~W~~	60,224	~~W~~	(30,208)	~~W~~	(17,307)	~~W~~	12,709

Changes in Goodwill Balance

	2011		2012		2013
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	~~W~~	8,232	~~W~~	8,232	~~W~~	8,232
Accumulated impairment losses		(241)		(755)		(4,369)

		7,991		7,477		3,863

Impairment losses		(514)		(3,614)		(2,653)
Balance at end of the year
Goodwill		8,232		8,232		8,232
Accumulated impairment losses		(755)		(4,369)		(7,022)

	~~W~~	7,477	~~W~~	3,863	~~W~~	1,210

Expected Amortization Expense of Intangible Assets

(In millions of Korean Won)
2014	4,006
2015	3,964
2016	3,964
2017	675
2018 and thereafter	100

12,709